Digital Assets and Digital Asset ETPs	6 Months Ended
Jun. 30, 2026
Digital Assets and Digital Asset Etps [Abstract]
Digital assets and digital asset ETPs

5. Digital assets and digital asset ETPs

Digital Assets

The following table summarizes digital assets held by the Group for operations:

	As of
	June 30, 2026			December 31, 2025
(in thousands), except units	Units	Cost Basis	Fair Value	Units	Cost Basis	Fair Value
Bitcoin	23,353	$1,700,003	$1,363,071	24,357	$2,438,104	$2,132,819
Ethereum	380,093	916,250	594,499	359,966	1,190,456	1,069,940
Solana	3,324,735	280,087	243,658	2,951,168	588,725	367,985
XRP	148,664,422	203,106	154,125	129,750,947	318,238	238,776
Other digital assets (1)(2)	Not meaningful	206,154	160,130	Not meaningful	276,915	165,193
Total digital assets		$3,305,600	$2,515,483		$4,812,438	$3,974,713

(1)	Includes various other digital asset balances, none of which individually represented a material amount of the fair value of total digital assets.
(2)	Excludes various stablecoins held with a total fair value of $26.2 million and $8.2 million as of June 30, 2026 and December 31, 2025, respectively, which are reflected within digital asset receivables in the consolidated balance sheets.

The following table summarizes digital assets held by the Group for treasury purposes:

	As of
	June 30, 2026			December 31, 2025
(in thousands), except units	Units	Cost Basis	Fair Value	Units	Cost Basis	Fair Value
Bitcoin	235	$17,929	$13,729	235	$22,790	$20,546
Ethereum	6,077	16,661	9,517	2,596	8,421	7,717
Solana	46,933	4,455	3,441	40,910	8,025	5,091
Total digital assets		$39,045	$26,687		$39,236	$33,354

These holdings are used to provide exposure to digital assets and are held as part of the Group’s collateral management obligations. Of this balance, $nil and $136.0 million as of June 30, 2026 and December 31, 2025, respectively, is held as collateral with Reyl Bank in respect of a loan facility. The loan with Reyl Bank was repaid during the period, meaning that the collateral is no longer required.

Additionally, the Company held digital asset exchange traded products at June 30, 2026 and December 31, 2025 of $640.1 million and $1,145.4 million, respectively. All of the Group’s holdings of Digital asset exchange traded products reference Bitcoin as the underlying.